SUMMARY OF AGGREGATE FAIR VALUES FOR THE WARRANT DERIVATIVE LIABILITY (Details)	Aug. 05, 2024
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.65
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	135
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	5
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	3.62
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0